Other long-term investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment charges for investments without readily determinable fair value	$ 0	$ 1,034	$ 6,689
Continuing and discontinued operations
Impairment charges for investments without readily determinable fair value			$ 10,805